SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) - Secured Borrowings [Member] $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Aircraft Appraiser	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 2,416,807	$ 2,058,891
Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 305,226	$ 331,768
Number of aircraft serving as security | Aircraft		9
Maturity date		Dec. 08, 2025
Minimum tangible net worth required for compliance		$ 325,000
Number of independent appraisers | Appraiser		3
Minimum liquidity required for compliance		$ 25,000
Magellan Acquisition Limited Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio		75.00%
Magellan Acquisition Limited Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default		$ 50,000
Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.65%
Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate		3.93%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.